Basis of presentation and going concern (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 04, 2025	Dec. 31, 2025	Dec. 31, 2024	Jun. 24, 2025	Dec. 31, 2023
Disclosure of Basis of Presentation and Going Concern [Line Items]
Description of share consolidation		2.5 pre-consolidated common shares for one post-consolidated common share
Cash and cash equivalents		$ 129,783	$ 20,002		$ 2,061
Net loss for the year		(87,446)	(49,004)
Loss on metals contract liability		46,347	10,183
Net cash used in operating activities		3,945	3,068
Outstanding current liabilities		86,164	68,590
Term loan facility		$ 48,230	$ 0
Senior secured debt facility [Member]
Disclosure of Basis of Presentation and Going Concern [Line Items]
Term loan facility				$ 100,000
Senior secured debt facility [Member] | Initial advance [Member]
Disclosure of Basis of Presentation and Going Concern [Line Items]
Term loan facility				50,000
Senior secured debt facility [Member] | Additional tranches [Member]
Disclosure of Basis of Presentation and Going Concern [Line Items]
Term loan facility				$ 25,000
Crescent Mine [Member]
Disclosure of Basis of Presentation and Going Concern [Line Items]
Proceeds from private placement	$ 132,300
Shares issued per share in acquisition	$ 4
Bought deal private placements, shares	11,137,558
Proceeds from private placement in cash	$ 20,000